Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2015
Registrant Name	WASHINGTON MUTUAL INVESTORS FUND
Central Index Key	0000104865
Amendment Flag	false
Document Creation Date	Oct. 29, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015
WASHINGTON MUTUAL INVESTORS FUND SM | Class A
Prospectus:
Trading Symbol	AWSHX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-1
Prospectus:
Trading Symbol	RWMAX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-2
Prospectus:
Trading Symbol	RWMBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-3
Prospectus:
Trading Symbol	RWMCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-4
Prospectus:
Trading Symbol	RWMEX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-5
Prospectus:
Trading Symbol	RWMFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class B
Prospectus:
Trading Symbol	WSHBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class C
Prospectus:
Trading Symbol	WSHCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class F-1
Prospectus:
Trading Symbol	WSHFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-A
Prospectus:
Trading Symbol	CWMAX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-B
Prospectus:
Trading Symbol	CWMBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-C
Prospectus:
Trading Symbol	CWMCX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-E
Prospectus:
Trading Symbol	CWMEX
WASHINGTON MUTUAL INVESTORS FUND SM | Class 529-F-1
Prospectus:
Trading Symbol	CWMFX
WASHINGTON MUTUAL INVESTORS FUND SM | Class F-2
Prospectus:
Trading Symbol	WMFFX
WASHINGTON MUTUAL INVESTORS FUND SM | R-6
Prospectus:
Trading Symbol	RWMGX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-2E
Prospectus:
Trading Symbol	RWEBX
WASHINGTON MUTUAL INVESTORS FUND SM | Class R-5E
Prospectus:
Trading Symbol	RWMHX